Class 1, Class 3 | Total Return Fund
Total Return Fund Class 1 GETIX Class 3 GETTX
Investment Objective
The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Class 1, Class 3 Total Return Fund (USD $)	Class 1	Class 3
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Class 1, Class 3 Total Return Fund		Class 1	Class 3
Management Fees	[1]	0.35%	0.35%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses (includes an Investor Service Plan fee of 0.20% of the average daily net assets)		0.26%	0.26%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		0.62%	0.87%
Expenses Reimbursed/Fees Waived by Adviser	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.61%	0.86%
[1]	The expense information in the table has been restated to reflect current management fees.
[2]	GE Asset Management Incorporated ("GE Asset Management") has entered into a contractual arrangement with GE Investments Funds, Inc. (the "Company") to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund's cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2014, and can only be changed or terminated with the approval of the Board of Directors of the Company and GE Asset Management.

Expense Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class 1, Class 3 Total Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	62	198	345	773
Class 3	88	277	481	1,072

Expense Example, No Redemption Class 1, Class 3 Total Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	62	198	345	773
Class 3	88	277	481	1,072

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 195% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. The investment adviser utilizes information from GE Asset Management’s Asset Allocation Committee to allocate the Fund’s assets across various asset classes in order to diversify the Fund’s holdings and to adjust the asset class weightings based on market and economic conditions. The Fund also seeks to provide attractive risk adjusted returns relative to the Fund’s three broad-based benchmarks by tactically adjusting its asset allocation among the underlying indexed strategies. Based on the investment adviser’s asset allocation decisions, the Fund’s assets are managed by a sub-adviser that employs an indexing investment approach designed to track the performance of the desired broad-based indexes.

With respect to approximately 50-70% of its assets, the Fund seeks to track the investment performance of the S&P 500® Index and/or the MSCI® ACWI ex-U.S. Index. The investment adviser determines the allocation between the two indexes, which can vary over time and which can involve a full allocation to one index. The S&P 500® Index represents the market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of the large-capitalization U.S. stock market performance. The MSCI® ACWI ex-U.S. Index represents the market capitalization-weighted index of stocks designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The MSCI® ACWI ex-U.S. Index includes both developed and emerging markets. The sub-adviser uses a replication indexing strategy to track the investment performance of the S&P 500® Index and the MSCI® ACWI ex-U.S. Index. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in a benchmark index in approximately the same proportions as the benchmark index.

With respect to approximately 30-50% of its assets, the Fund seeks to track the investment performance of the Barclays U.S. Aggregate Bond Index, which represents a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Barclays U.S. Aggregate Bond Index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market. The sub-adviser uses a representative sampling indexing strategy to manage the bond portion of the Fund’s assets. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to a benchmark index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the benchmark index. The Fund might or might not hold all of the securities that comprise the benchmark index.

To a lesser extent, the investment adviser may also allocate a portion of the Fund assets to track the investment performance of the S&P MidCap 400® Index and/or the Russell 2000® Index, when the investment adviser believes that these indexes provide attractive relative returns.

The Fund may invest in cash or money market instruments, principally for the preservation of capital, income potential or maintenance of liquidity. The Fund may also invest in exchange-traded funds and derivatives to gain exposure to a certain type of broad-based index (such as equity futures of a broad-based index) as an alternative to investing directly in the securities representing such index.
Principal Risks
The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Passive Strategy Risk: The Fund allocates its assets among various asset classes, each of which is managed using a passive investment approach attempting to track the performance of a particular unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of each asset class of the Fund and its corresponding index may be affected by changes in the securities markets, changes in the composition of the index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund. Any performance better than the index would be unusual and temporary.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Mid-Cap Company Risk is that the risk of investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an asset class.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodology, and that the security may be sold at a discount to the value established by the Fund.

Liquidity Risk is the risk that the Fund cannot readily sell securities within seven days, at approximately the price at which the Fund has valued them or at a favorable time or price during periods of infrequent trading. Illiquid investments may trade at a substantial discount and may be subject to wide fluctuations in market value.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance
The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of three broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Prior to January 23, 2013 the Fund’s underlying strategies were actively managed. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-493-3042.
Calendar Year Total Returns (%)
The bar chart shows the performance of the Fund’s Class 1 Shares.

Highest/Lowest quarterly results during this time period were: Highest 11.84% (quarter ended June 30, 2003) Lowest -15.96% (quarter ended December 31, 2008)
Average Annual Total Returns (%) (for the periods ended December 31, 2011)
Average Annual Total Returns Class 1, Class 3 Total Return Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class 1	(2.85%)	0.32%	3.53%		Jul. 01, 1985
Class 3	(3.10%)	0.14%		1.35%	May 01, 2006
S&P 500® Index (does not reflect fees, expenses or taxes)	2.11%	(0.25%)	2.92%	1.41%	Apr. 30, 2006
Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses, or taxes)	7.84%	6.50%	5.78%	6.66%	Apr. 30, 2006
MSCI® ACWI ex-U.S. Index (does not reflect fees, expenses or taxes)	(13.71%)	(2.92%)	6.31%	(0.95%)	Apr. 30, 2006